Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Narrative (Details)									1 Months Ended				12 Months Ended
	Jan. 01, 2023	Dec. 21, 2022 EUR (€)	Sep. 21, 2021 state	Feb. 22, 2021 EUR (€)	Dec. 11, 2018	Jan. 10, 2017	Aug. 30, 2016	Apr. 27, 2016	Jul. 31, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Jul. 31, 2013	Aug. 31, 2009	Dec. 31, 2023 EUR (€) megabyte_per_second	Dec. 31, 2022 euroPerMinute	Oct. 07, 2021 municipality	Oct. 06, 2021 municipality	Dec. 31, 2020 market	Nov. 30, 2020 market
Disclosure of detailed information about service concession arrangements [abstract]
EECC, period to transpose					2 years
EECC, harmonization of licenses, period					20 years
European Commission infringement proceedings, number of member states | state			18
Relevant Market Recommendation, markets susceptible to ex ante regulation | market																	2	4
EC maximum mobile termination rate										€ 0.2
EC maximum fixed termination rate										€ 0.07
European Council, Recovery And Resilience Mechanism, funds													€ 750,000,000,000
European Council, Recovery And Resilience Mechanism, percentage of funds devoted to digitalization													20.00%
Regulations on digital services, potential fine on total worldwide turnover, first offense													10.00%
Regulations on digital services, potential fine on total worldwide turnover, repeat offense													20.00%
Percentage of fines issued by the general data protection regulation								4.00%
Percentage of fines issued						4.00%
New broadband ethernet service, monthly rate													€ 16.68
Broadband market analysis, new generation networks, number of municipalities | municipality															696	66
Broadband market analysis, new generation networks, percentage of municipalities where Spanish population lives															70.50%
Spectrum license acquisition, term									6 months				40 years
Spectrum license acquisition, amount paid		€ 20,000,000		€ 21,000,000					€ 310,000,000
Percentage of fixed annual provision of invoiced operating income	0.90%											0.90%
Percentage of gross revenue for open concessionaire companies												3.00%
Percentage of gross revenue for open concessionaire companies to provide pay TV services												1.50%
Speed of network infrastructure access for data transmission in copper pairs or coaxial cables (Mbit per second) | megabyte_per_second													12
Speed of wholesale fixed network infrastructure to transport local and long distance transmission (Mbit per second) | megabyte_per_second													34
Percentage of foreign direct investment allowed											100.00%
Percentage of increase in administrative fines							30.00%
Tariffs amount, (in Euro per minute) | euroPerMinute														0.55
Period of applicable tariffs for services provided													5 years
Period for termination of SMP operator obligations													6 months
Fixed switched telephony services, obligation, term													5 years